LAWSUITS AND LITIGATIONS	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
LAWSUITS AND LITIGATIONS

NOTE 20 -LAWSUITS AND LITIGATIONS

A.Claims

Total provision recorded in the financial statements in respect of all lawsuits against the Group amounted to NIS 20 million at December 31, 2021. Provisions regarding the claims below were recognized when appropriate according to the Company's accounting policy (see note 2(m)(1)).

Described below are the main litigation and claims against the Group:

1.Consumer claims

This category includes class actions and motions for the recognition of these lawsuits as class actions with respect to, among others, alleged claims regarding charges and claims regarding alleged breach of the Consumer Protection Law, the Privacy Protection Law, the Communications Law (Telecommunications and Broadcasting), license provisions, other legal provisions and engagement agreements with customers.

Described hereunder are the outstanding consumer class actions and motions for the recognition of these lawsuits as class actions, detailed according to the amount claimed, as of the date of approval of these financial statements:

Claim amount	Number of claims	Total claims amount (NIS million)
Up to NIS 100 million	14	315
NIS 101 - 400 million	5	937
NIS 401 million - NIS 1 billion	1	1,000
Unquantified claims	11	-
Total	31	2,252

With respect to five claims mentioned above, the court approved these claims as class actions as follows:

1.On November 12, 2015, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner required their customers to purchase a Smartbox device which is terminal equipment as a condition for using its fixed-line telephony services, an action which would not be in accordance with the provisions of its licenses. The total amount claimed against Partner is estimated by the plaintiff to be approximately NIS 116 million. In February 2019, the Court approved the request to certify the claim as a class action with certain changes. In March 2019, Partner filed an appeal of this decision. In February 2020, the Supreme Court dismissed the appeal request that was filed and the claim was reverted back to the District Court and the proceedings have resumed. Partner estimates that the claim will not have a material effect on the Company's financial statements.

2.On November 12, 2015, a claim and a motion to certify the claim as a class action were filed against 012 Smile. The claim alleges that 012 Smile required their customers to purchase a Smartbox device which is terminal equipment as a condition for using its fixed-line telephony services, an action which would not be in accordance with the provisions of its licenses. The total amount claimed against 012 Smile is estimated by the plaintiff to be approximately NIS 64 million. In February 2019, the Court approved the request to certify the claim as a class action with certain changes. In March 2019, the Company filed an appeal of this decision. In February 2020, the Supreme Court dismissed the appeal request that was filed and the claim was reverted back to the District Court and the proceedings have resumed. The Company estimates that the claim will not have a material effect on the Company's financial statements.

F - 67

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 20 -LAWSUITS AND LITIGATIONS (continued)

A.Claims (continued)

1.Consumer claims (continued)

3.On April 21, 2016, a claim and a motion to certify the claim as a class action were filed against 012 Smile. The claim alleges that the infrastructure included in the 012 Smile's plans does not support data speeds that the Company publishes to its customers. The total amount claimed against the Company if the lawsuit is certified as a class action was not stated by the plaintiffs. In January 2021, the Court approved the motion and recognized the lawsuit as a class action. The Company estimates that the claim will not have a material effect on the Company's financial statements.

4.On November 13, 2017, a claim and a motion to certify the claim as a class action were filed against 012 Smile (initially the motion was filed against Partner and 012 Smile). The claim alleges that Partner and 012 Smile charged their customers for incoming calls while they are abroad, without the calls for which they were charged being made, and without them having given a call forwarding provision. The total amount claimed is estimated by the plaintiff to be approximately NIS 53 million against Partner and approximately NIS 10 million against 012 Smile. In January 2021, the District Court approved the motion against Partner and recognized the lawsuit as a class action and dismissed the motion against 012 Smile. The Company estimates that the claim will not have a material effect on the Company's financial statements.

5.On February 28, 2017, a claim and a motion to certify the claim as a class action were filed against the Company. The claim alleges that the Company charged its cellular service customers who entered into agreements for fixed periods, a higher rate than agreed without receiving prior written notice. The total amount claimed from the Company was estimated by the plaintiffs to be approximately NIS 4.176 million. In March 2021, the Court approved the motion and recognized the lawsuit as a class action. In June 2021, the Company filed an appeal of this decision. The Company estimates that the claim will not have a material effect on the Company's financial statements.

In addition to all the above mentioned claims the Group is a party to various claims arising in the ordinary course of its operations.

F - 68

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 20 -LAWSUITS AND LITIGATIONS (continued)

B.Contingencies in respect of building and planning procedures

Section 197 of the Building and Planning Law states that a property owner has the right to be compensated by a local planning committee for reductions in property value as a result of a new building plan.

In January 2006, the Non-ionizing Radiation Law was published, amending the Planning and Building Law so that local Planning and Building committees must require indemnification letters against reduction in property value from the cellular operators requesting building permits.

Accordingly, on January 3, 2006, the National Council for Planning and Building published an interim decision conditioning the issuance of building permits for cell site permits by local planning and building councils upon provision of a 100% indemnification undertaking by the cellular operators. This decision shall remain in effect until it is replaced with an amendment to the National Zoning Plan 36. Between January 3, 2006 and December 31, 2021 the Company provided the local authorities with 423 indemnification letters as a pre-condition for obtaining building permits.

In case the Company shall be required to make substantial payments under the indemnity letters, it could have an adverse effect on the Company's financial results.

According to the company’s management estimation and based on its legal counsel, a provision in the financial statement was not included.

The Company assumes that the requirement to provide indemnification letters might require it to change locations of sites to different, less suitable locations and to dismantle some of its sites. These changes in the deployment of the sites might have an adverse effect on the extent, quality and capacity of the network coverage.

C.Investigation by the Israeli Tax Authority

The Israeli Tax Authority is conducting an investigation that involves document collection and the questioning of among others, several Company employees, both past and current. The investigation is seeking to determine whether there have been violations of the Eilat Free Trade Zone (Tax Exemptions and Reductions) - 1985 Law regarding the sale of cellular phones in the city of Eilat. The Company is fully cooperating with the Israeli Tax Authority. At this stage, the Company is unable to estimate the impact of the investigation on the Company, its results and its condition, if any.